PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment – net consist of the following (in millions):

	December 31,
	2016	2015
Property	$36.4	$37.2
Plant	144.3	161.9
Equipment	456.1	545.2
Property, Plant and Equipment – Gross	636.8	744.3
Less: Accumulated depreciation	(332.2)	(372.4)
Property, plant and equipment – net	$304.6	$371.9

Depreciation expense for the years ended December 31, 2016, 2015 and 2014, was $65.5 million, $63.9 million and $70.4 million, respectively.